Quarterly Financial Information - (Unaudited) (Details) (USD $)	3 Months Ended												12 Months Ended			3 Months Ended				12 Months Ended			3 Months Ended	12 Months Ended		24 Months Ended			3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended		3 Months Ended				12 Months Ended
	Sep. 30, 2014		Jun. 30, 2014		Mar. 31, 2014		Dec. 31, 2013		Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2014 Spinoff [Member]	Jun. 30, 2014 Spinoff [Member]	Mar. 31, 2014 Spinoff [Member]	Dec. 31, 2013 Spinoff [Member]	Sep. 30, 2014 Spinoff [Member]	Sep. 30, 2013 Spinoff [Member]	Sep. 30, 2012 Spinoff [Member]	Sep. 30, 2014 Restructuring Plan 2013 [Member]	Sep. 30, 2014 Restructuring Plan 2013 [Member]	Sep. 30, 2013 Restructuring Plan 2013 [Member]	Sep. 30, 2014 Restructuring Plan 2013 [Member]	Sep. 30, 2014 Restructuring Plan 2013 [Member] Informational Technology Enablement [Member]	Sep. 30, 2014 Restructuring Plan 2013 [Member] Obsolescence Charges for Non-Core Inventory [Member]	Dec. 31, 2011 Restructuring Plan 2013 [Member] Selling, General and Administrative Expenses [Member] Informational Technology Enablement [Member]	Sep. 30, 2014 Restructuring Plan 2013 [Member] Selling, General and Administrative Expenses [Member] Informational Technology Enablement [Member]	Sep. 30, 2013 Restructuring Plan 2013 [Member] Selling, General and Administrative Expenses [Member] Informational Technology Enablement [Member]	Dec. 31, 2011 Restructuring Plan 2013 [Member] Cost of Sales [Member] Obsolescence Charges for Non-Core Inventory [Member]	Sep. 30, 2014 Restructuring Plan 2013 [Member] Cost of Sales [Member] Obsolescence Charges for Non-Core Inventory [Member]	Sep. 30, 2013 Restructuring Plan 2013 [Member] Cost of Sales [Member] Obsolescence Charges for Non-Core Inventory [Member]	Sep. 30, 2014 Members of Johnson and Johnson Family [Member]	Jun. 30, 2014 Members of Johnson and Johnson Family [Member]	Mar. 31, 2014 Members of Johnson and Johnson Family [Member]	Dec. 31, 2013 Members of Johnson and Johnson Family [Member]	Sep. 30, 2014 Members of Johnson and Johnson Family [Member]	Sep. 30, 2013 Members of Johnson and Johnson Family [Member]	Sep. 30, 2012 Members of Johnson and Johnson Family [Member]	Sep. 30, 2014 Net of Tax [Member] Restructuring Plan 2013 [Member] Selling, General and Administrative Expenses [Member] Informational Technology Enablement [Member]	Sep. 30, 2013 Net of Tax [Member] Restructuring Plan 2013 [Member] Selling, General and Administrative Expenses [Member] Informational Technology Enablement [Member]	Sep. 30, 2014 Net of Tax [Member] Restructuring Plan 2013 [Member] Cost of Sales [Member] Obsolescence Charges for Non-Core Inventory [Member]	Sep. 30, 2013 Net of Tax [Member] Restructuring Plan 2013 [Member] Cost of Sales [Member] Obsolescence Charges for Non-Core Inventory [Member]
Quarterly Financial Information [Line Items]
Net sales	$ 1,141,400,000		$ 1,130,000,000		$ 1,062,400,000		$ 1,113,900,000		$ 1,066,100,000	$ 1,111,500,000	$ 1,095,900,000	$ 1,192,500,000	$ 4,447,700,000	$ 4,466,000,000	$ 4,567,200,000
Gross profit	576,100,000		539,000,000		508,300,000		511,800,000		501,600,000	510,400,000	530,700,000	561,600,000	2,135,200,000	2,104,300,000	2,137,900,000
Net earnings	85,200,000		64,500,000		98,500,000		107,900,000		105,100,000	87,200,000	84,900,000	129,800,000	356,100,000	407,000,000	408,900,000
Basic earnings per share	$ 1.38		$ 1.05		$ 1.59		$ 1.73		$ 1.69	$ 1.40	$ 1.37	$ 2.10	$ 5.74	$ 6.55	$ 6.30
Diluted earnings per share	$ 1.36		$ 1.03		$ 1.57		$ 1.71		$ 1.66	$ 1.38	$ 1.35	$ 2.07	$ 5.69	$ 6.47	$ 6.22
Restructuring Charges, Plan Two	(14,800,000)	[1]	(20,600,000)	[1]	(17,600,000)	[1]	(17,500,000)	[1]	(23,300,000)	(19,100,000)	(24,800,000)	(30,700,000)	(92,600,000)	(139,300,000)	(7,300,000)
Net pension/post-retirement gains	800,000		0		0		0		44,000,000	0	0	23,500,000	1,100,000	107,600,000	0										37,400,000
Prior restructuring													0	0	6,800,000	(23,700,000)	(4,400,000)	0	0	(44,700,000)	0	0	(92,600,000)	(92,600,000)	(139,300,000)	(260,000,000)	(17,000,000)	(7,000,000)	0	(11,800,000)	(5,200,000)	0	(1,000,000)	(6,100,000)								(7,600,000)	(3,400,000)	(800,000)	(3,800,000)
Acquisition inventory valuation	0		0		(1,000,000)		(4,000,000)						(8,000,000)	0	0
ASR integration/transaction costs	0		(300,000)		(200,000)		(100,000)		(500,000)	(100,000)	(400,000)	(600,000)	(1,000,000)	(2,500,000)	(8,400,000)																				(1,400,000)	(1,000,000)	(700,000)	(3,100,000)	(9,500,000)	(1,300,000)	0
Other realignment/integration costs	(300,000)		0		0		0		(800,000)	100,000	(200,000)	(100,000)
Venezuela devaluation/other impacts									(200,000)	(200,000)	(6,300,000)	400,000
Adjustments to Valuation Allowance and Prior Years Tax Accruals	$ 7,700,000		$ 0		$ 0		$ 0		$ (1,900,000)	$ 7,200,000	$ 3,000,000	$ 0

[1]	Includes net of tax costs of $7.6 and $3.4 for the twelve months ended September 30, 2014 and 2013, respectively, associated with certain information technology and related activities, which are included in SG&A on the Consolidated Statements of Earnings and Comprehensive Income. Additionally, this includes net of tax costs of $0.8 and $3.8, for the twelve months ended September 30, 2014 and 2013, respectively, associated with obsolescence charges related to the exit of certain non-core product lines as a result of our restructuring, which are included in Cost of products sold on the Consolidated Statements of Earnings and Comprehensive Income. The information technology costs and non-core inventory obsolescence charges are considered part of the total project costs incurred for our restructuring project.